High Income Securities Fund
Schedule of Investments
November 30, 2024 (Unaudited)

CLOSED END FUNDS - 28.7%	Shares	Value
AllianceBernstein National Municipal Income Fund, Inc.	316,101	$3,632,001
Bancroft Fund Ltd.	13,721	253,427
BlackRock Innovation and Growth Term Trust	34,081	272,307
BlackRock Municipal Income Fund, Inc.	94,202	1,195,423
BNY Mellon Municipal Income, Inc.	622,204	4,635,420
BNY Mellon Strategic Municipal Bond Fund, Inc.	638,723	3,921,759
Clough Global Opportunities Fund	127,292	674,011
Destra Multi-Alternative Fund (a)	166,851	1,493,317
DWS Municipal Income Trust	457,388	4,601,323
Eaton Vance New York Municipal Bond Fund	270,570	2,675,937
Ellsworth Growth and Income Fund Ltd.	178,320	1,776,959
Gabelli Dividend & Income Trust	151,344	3,872,893
Herzfeld Caribbean Basin Fund, Inc.	58,852	143,010
Highland Income Fund	159,826	941,375
Invesco High Income 2024 Target Term Fund (b)	263,232	1,984,769
MFS High Yield Municipal Trust	764,756	2,791,360
MFS Investment Grade Municipal Trust	245,951	2,026,636
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	55,436	258,332
Neuberger Berman Municipal Fund, Inc.	162,521	1,771,479
Neuberger Berman Next Generation Connectivity Fund, Inc.	242,168	3,191,774
New America High Income Fund, Inc.	539,511	4,477,941
Principal Real Estate Income Fund	190,218	2,054,355
Saba Capital Income & Opportunities Fund	153,998	1,207,344
Tortoise Energy Independence Fund, Inc.	49,642	2,189,212
Tortoise Midstream Energy Fund, Inc.	60,726	3,557,936
Tortoise Pipeline & Energy Fund, Inc.	13,463	704,594
Tortoise Power and Energy Infrastructure Fund, Inc.	132,629	2,761,336
Virtus Total Return Fund, Inc.	283,224	1,764,486
TOTAL CLOSED END FUNDS (Cost $54,363,050)		60,830,716

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 19.1%	Shares	Value
AA Mission Acquisition Corp. - Class A (a)	100,000	1,005,000
Ai Transportation Acquisition Corp. (a)	10,000	1,356
Andretti Acquisition Corp. II - Class A (a)	50,000	498,550
Ares Acquisition Corp. II (a)	171,046	1,866,112
Bold Eagle Acquisition Corp. (a)	100,000	1,000,000
Bowen Acquisition Corp. (a)	14,216	155,099
Cantor Equity Partners, Inc. (a)	265,000	2,705,650
Cayson Acquisition Corp. (a)	45,000	449,550
Centurion Acquisition Corp. (a)	156,250	1,573,437
Churchill Capital Corp. IX (a)	2,444	25,393
Colombier Acquisition Corp. II (a)	12,667	7,727
Colombier Acquisition Corp. II - Class A (a)	38,001	403,761
Dynamix Corp. (a)	230,820	2,298,967
EQV Ventures Acquisition Corp. - Class A (a)	250,000	2,485,000
Eureka Acquisition Corp. (a)	50,000	506,000
Flag Ship Acquisition Corp. (a)	137,500	1,395,625
GigCapital7 Corp. - Class A (a)	166,013	1,653,489
Haymaker Acquisition Corp. 4 (a)	158,353	1,699,128
HCM II Acquisition Corp. - Class A (a)	250,000	2,502,500
IB Acquisition Corp. (a)	129,140	1,297,857
Iron Horse Acquisitions Corp. (a)	32,232	331,667
Launch One Acquisition Corp. (a)	150,000	1,503,000
Legato Merger Corp. III (a)	40,196	412,813
Lionheart Holdings - Class A (a)	73,338	737,047
M3-Brigade Acquisition V Corp. - Class A (a)	255,249	2,562,700
Melar Acquisition Corp. I - Class A (a)	75,000	753,000
Nabors Energy Transition Corp. II (a)	58,563	628,381
Perceptive Capital Solutions Corp. (a)	50,000	506,250
Quetta Acquisition Corp. (a)	102,660	1,079,983
RF Acquisition Corp. II (a)	180,782	1,840,361
Rising Dragon Acquisition Corp. (a)	100,000	1,012,000
Silverbox Corp. IV - Class A (a)	110,050	1,104,902
SIM Acquisition Corp. I - Class A (a)	150,000	1,500,000
Voyager Acquisition Corp. (a)	290,284	2,908,646
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $39,896,147)		40,410,951

BUSINESS DEVELOPMENT COMPANIES - 7.2%	Shares	Value
CION Investment Corp.	626,379	7,359,953
Logan Ridge Finance Corp.	81,300	2,113,800
PhenixFIN Corp.	19,218	888,832
Portman Ridge Finance Corp.	131,630	2,253,506
Runway Growth Finance Corp.	257,405	2,679,586
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $15,660,519)		15,295,677

PREFERRED STOCKS - 3.7%	Shares	Value
Business Development Companies - 0.7%
OFS Credit Co, Inc. Series E, 5.25%, 12/31/2026	60,000	1,420,800

Closed-End Funds - 1.6%
SuRo Capital Corp. 6.00%, 12/30/2026	60,436	1,474,639
XAI Octagon Floating Rate Alternative Income Term Trust Series 2026, 6.50%, 03/31/2026	80,000	2,011,624
		3,486,263

Real Estate Investment Trusts - 1.4%
Cedar Realty Trust, Inc.- Series C Series C, 6.50%, Perpetual	101,456	1,427,486
NexPoint Diversified Real Estate Trust - Series A Series A, 5.50%, Perpetual	94,082	1,526,537
		2,954,023

Real Estate Operations and Development - 0.0%(c)
Harbor Custom Development, Inc - Series A Series A, 8.00%, Perpetual (b)	131,166	262

Retail - Catalog Shopping - 0.0%(c)
Legacy IMBDS, Inc. 8.50%, 09/30/2026 (b)	27,802	0
TOTAL PREFERRED STOCKS (Cost $12,224,320)		7,861,348

REAL ESTATE INVESTMENT TRUSTS - 1.4%	Shares	Value
Diversified REITs - 0.4%
NexPoint Diversified Real Estate Trust	153,190	886,970

Office REITs - 1.0%
Equity Commonwealth (a)	106,035	2,156,752
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,317,456)		3,043,722

TRUSTS - 0.5%	Certificates	Value
Copper Property CTL Pass Through Trust	87,573	1,055,255
TOTAL TRUSTS (Cost $942,199)		1,055,255

EXCHANGE TRADED FUNDS - 0.2%	Shares	Value
Horizon Kinetics Spac Active ETF	4,700	472,350
TOTAL EXCHANGE TRADED FUNDS (Cost $441,587)		472,350

COMMON STOCKS - 0.2%	Shares	Value
Asset Management - 0.2%
OFS Capital Corp.	49,360	400,310
TOTAL COMMON STOCKS (Cost $395,619)		400,310

WARRANTS - 0.1%	Contracts	Value
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50 (a)	50,000	2,756
Andretti Acquisition Corp. II, Expires 10/24/2029, Exercise Price $11.50 (a)	25,000	2,517
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50 (a)	78,125	7,917
Churchill Capital Corp. IX, Expires 06/11/2029, Exercise Price $11.50 (a)	611	226
EQV Ventures Acquisition Corp., Expires 07/01/2031, Exercise Price $11.50 (a)	83,333	12,500
GigCapital7 Corp., Expires 09/11/2029, Exercise Price $11.50 (a)	166,013	9,961
HCM II Acquisition Corp., Expires 10/10/2029, Exercise Price $11.50 (a)	125,000	12,175
Launch One Acquisition Corp., Expires 08/29/2029, Exercise Price $11.50 (a)	75,000	6,750
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50 (a)	20,098	2,814
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50 (a)	36,669	2,721
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50 (a)	127,625	19,144
Melar Acquisition Corp. I, Expires 06/01/2031, Exercise Price $11.50 (a)	37,500	4,312
Relativity Acquisition Corp., Expires 02/11/2027, Exercise Price $11.50 (a)(b)	21,700	0
Silverbox Corp. IV, Expires 09/24/2029, Exercise Price $11.50 (a)	36,683	5,686
SIM Acquisition Corp. I, Expires 08/28/2029, Exercise Price $11.50 (a)	75,000	6,195
Voyager Acquisition Corp., Expires 05/16/2031, Exercise Price $11.50 (a)	145,142	12,337
TOTAL WARRANTS (Cost $105,117)		108,011

RIGHTS - 0.0%(c)	Shares	Value
Cayson Acquisition Corp., Expires 06/24/2026, Exercise Price $10.00 (a)	45,000	5,400
Eureka Acquisition Corp., Expires 01/03/2026, Exercise Price $10.00 (a)	50,000	11,000
Flag Ship Acquisition Corp., Expires 03/31/2026, Exercise Price $0.11 (a)	137,500	15,139
IB Acquisition Corp., Expires 09/28/2025, Exercise Price $10.00 (a)	129,140	6,457
RF Acquisition Corp. II, Expires 05/01/2026, Exercise Price $0.00 (a)	36,407	2,002
TOTAL RIGHTS (Cost $42,312)		39,998

SHORT-TERM INVESTMENTS - 38.7%		Value
Money Market Funds - 38.7%	Shares
Fidelity Investments Money Market Funds - Government Portfolio - Class Institutional, 4.38% (d)	40,979,546	40,979,546
STIT - Treasury Portfolio - Class Institutional, 4.38% (d)	40,979,546	40,979,546
TOTAL SHORT-TERM INVESTMENTS (Cost $81,959,092)		81,959,092

TOTAL INVESTMENTS - 99.8% (Cost $210,347,418)		211,477,430
Other Assets in Excess of Liabilities - 0.2%		407,083
TOTAL NET ASSETS - 100.0%		$211,884,513
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,985,031 or 0.9% of net assets as of November 30, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

High Income Securities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Closed End Funds	$58,845,946	$–	$1,984,770		$60,830,716
Special Purpose Acquisition Companies (SPACs)	29,458,709	10,952,242	–		40,410,951
Business Development Companies	14,406,844	888,833	–		15,295,677
Preferred Stocks	4,965,648	2,895,438	262		7,861,348
Real Estate Investment Trusts	3,043,722	–	–		3,043,722
Trusts	–	1,055,255	–		1,055,255
Exchange Traded Funds	472,350	–	–		472,350
Common Stocks	400,310	–	–		400,310
Warrants	41,634	66,377	–	(a)	108,011
Rights	2,002	37,996	–		39,998
Money Market Funds	81,959,092	–	–		81,959,092
Total Investments	$193,596,257	$15,896,141	$1,985,032		$211,477,430

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.

The fair value of derivative instruments as reported within the Schedule of Investments as of November 30, 2024:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$108,011

The effect of derivative instruments on the Statement of Operations for the period ended November 30, 2024

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain on Investments	$(19,972)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized appreciation of investments	$23,913